Income and mining taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income and mining taxes [Text Block]

25. Income and mining taxes

(a) Tax recoveries:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2023	2022
Current:
Income taxes	$87,490	$10,940
Mining taxes	21,974	10,673
Adjustments in respect of prior years	(4,383)	(704)
	105,081	20,909
Deferred:
Income tax (recoveries) expense - origination, revaluation and/or reversal of temporary differences	(25,854)	218
Mining tax (recoveries) expense - origination, revaluation and/or reversal of temporary difference	(2,431)	5,464
Adjustments in respect of prior years	5,491	(1,158)
	(22,794)	4,524
	$82,287	$25,433

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities as well as any change identified that would result in a difference to our current or deferred tax balances as reported in the prior fiscal year end.

(b) Deferred tax assets and liabilities as represented on the consolidated balance sheets:

	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax asset	$151,946	$125,638

Deferred income tax liability	(362,767)	(233,730)
Deferred mining tax liability	(44,385)	(17,564)
	(407,152)	(251,294)
Net deferred tax liability balance, end of year	$(255,206)	$(125,656)

(c) Changes in deferred tax assets and liabilities:

	Year ended December 31,
	2023	2022
Net deferred tax liability balance, beginning of year	$(125,656)	$(128,180)
Deferred tax recovery (expense) (note 25a)	22,794	(4,524)
OCI transactions	(225)	(2,384)
Foreign currency translation on the deferred tax liability	(3,873)	9,432
Acquisition of Copper Mountain mining (note 5)	(148,246)	-
Net deferred tax liability balance, end of year	$(255,206)	$(125,656)

(d) Reconciliation to statutory tax rate:

As a result of its mining operations, the Company is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Company's statutory income tax rate for the years ended December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022
Profit before tax	$151,830	$95,815
Statutory tax rate	26.2%	26.3%
Tax expense at statutory rate	39,779	25,199
Effect of:
Deductions related to mining taxes	(6,937)	(3,249)
Adjusted income taxes	32,842	21,950
Mining tax expense	18,827	15,959
	51,669	37,909

Permanent differences related to:
Capital items	371	(321)
Other income tax permanent differences	870	3,839
Withholding tax on dividends	11,750	-
Impact of remeasurement on decommissioning liability	(6,363)	(38,950)
Temporary income tax differences not recognized	5,448	(509)
Recognition of previously unrecognized deferred tax assets	(5,335)	(3,943)
Impact related to differences in tax rates in foreign operations	27,931	15,339
Impact of changes to statutory tax rates	878	958
Foreign exchange on non-monetary items	(7,384)	13,094
Impact related to tax assessments and tax return amendments	1,906	(1,983)
Other	546	-
Tax expense	$82,287	$25,433

(e) Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 are as follows:

	Balance sheet
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax (liability) asset
Property, plant and equipment	$(50,367)	$(44,029)
Pension obligation	2,531	2,121
Other employee benefits	26,928	25,395
Decommissioning and restoration provision	20,031	20,454
Non-capital losses	135,284	104,481
Share issuance and debt cost	6,646	6,283
Deferred revenue	1,532	1,195
Other	9,361	9,738
Deferred income tax asset	151,946	125,638

Deferred income tax liability (asset)
Property, plant and equipment	478,657	311,499
Other employee benefits	(1,193)	(1,024)
Decommissioning and restoration provision	(19,231)	(8,376)
Non-capital losses	(91,951)	(71,532)
Other	(3,515)	3,163
Deferred income tax liability	362,767	233,730

Deferred income tax liability	$(210,821)	$(108,092)

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

(f) Income tax temporary differences - not recognized:

The Company has not recognized a deferred tax asset on $43,134 of non-capital losses (December 31, 2022 - $44,451), $183,228 of capital losses (December 31, 2022 - $154,560) and $482,944 (December 31, 2022 - $255,938) of other deductible temporary differences since the realization of any related tax benefit through future taxable profits is not probable. The capital losses have no expiry dates and the other deductible temporary differences do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2013 and 2023 and have a twenty-year carry forward period. The United States net operating losses incurred between 2004 and 2017 have a twenty-year carry forward period. United States net operating losses incurred between 2018 and 2023 may be carried forward indefinitely but are restricted to being applied against a maximum of 80% of taxable income.

(g)  Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2023 and 2022 are as follows:

Canada	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment	$(52,633)	$(4,996)
Other	17,621	-
	$(35,012)	$(4,996)

Peru	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment	$(9,373)	$(12,568)

For the year ended December 31, 2023, Hudbay had unrecognized deferred mining tax assets of approximately $9,695 (December 31, 2022 - $10,198).

(h)  Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i)  Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j)  Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with tax authorities over the interpretation or application of certain tax rules and regulations in respect of the Company's business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.